UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Tax-Free High Yield Fund

Investor Class (PRFHX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$67	0.65%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,255	10,133	10,191
2016	10,518	10,369	10,458
2016	9,947	10,040	9,852
2017	10,164	10,142	10,196
2017	10,475	10,293	10,452
2017	10,616	10,420	10,601
2017	10,651	10,363	10,546
2018	10,651	10,193	10,531
2018	10,802	10,254	10,759
2018	10,886	10,310	10,862
2018	10,745	10,224	10,814
2019	10,974	10,516	11,069
2019	11,432	10,911	11,499
2019	11,789	11,359	11,851
2019	11,767	11,327	11,838
2020	12,197	11,744	12,306
2020	11,047	11,938	11,707
2020	11,726	12,094	12,150
2020	12,002	12,152	12,361
2021	12,282	11,907	12,457
2021	12,670	11,890	12,763
2021	12,907	12,084	12,927
2021	12,929	12,012	12,924
2022	12,554	11,592	12,553
2022	11,854	10,912	11,919
2022	11,589	10,693	11,747
2022	11,267	10,469	11,621
2023	11,344	10,465	11,725
2023	11,505	10,678	11,868
2023	11,491	10,565	11,900
2023	11,646	10,593	12,184
2024	12,143	10,813	12,479
2024	12,161	10,818	12,412
2024	12,702	11,336	12,883
2024	12,886	11,321	13,054
2025	12,926	11,441	13,070
2025	12,452	11,408	12,733
2025	12,539	11,691	12,822
2025	13,210	11,967	13,323
2026	13,529	12,158	13,634

202501-4140694, 202603-5315124

F59-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Investor Class)	4.67%	1.95%	3.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,485,145
  Number of Portfolio Holdings1,030
  Investment Advisory Fees Paid (000s)$15,122
  Portfolio Turnover Rate18.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

Investor Class (PRFHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free High Yield Fund

Advisor Class (PATFX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$104	1.02%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,257	10,133	10,191
2016	10,519	10,369	10,458
2016	9,941	10,040	9,852
2017	10,184	10,142	10,196
2017	10,486	10,293	10,452
2017	10,627	10,420	10,601
2017	10,654	10,363	10,546
2018	10,638	10,193	10,531
2018	10,789	10,254	10,759
2018	10,863	10,310	10,862
2018	10,714	10,224	10,814
2019	10,934	10,516	11,069
2019	11,379	10,911	11,499
2019	11,718	11,359	11,851
2019	11,688	11,327	11,838
2020	12,104	11,744	12,306
2020	10,951	11,938	11,707
2020	11,622	12,094	12,150
2020	11,887	12,152	12,361
2021	12,153	11,907	12,457
2021	12,526	11,890	12,763
2021	12,759	12,084	12,927
2021	12,772	12,012	12,924
2022	12,384	11,592	12,553
2022	11,690	10,912	11,919
2022	11,424	10,693	11,747
2022	11,100	10,469	11,621
2023	11,159	10,465	11,725
2023	11,307	10,678	11,868
2023	11,296	10,565	11,900
2023	11,427	10,593	12,184
2024	11,901	10,813	12,479
2024	11,910	10,818	12,412
2024	12,437	11,336	12,883
2024	12,606	11,321	13,054
2025	12,635	11,441	13,070
2025	12,166	11,408	12,733
2025	12,240	11,691	12,822
2025	12,868	11,967	13,323
2026	13,175	12,158	13,634

202501-4140694, 202603-5315124

F259-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Advisor Class)	4.27%	1.63%	2.80%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.15

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,485,145
  Number of Portfolio Holdings1,030
  Investment Advisory Fees Paid (000s)$15,122
  Portfolio Turnover Rate18.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

Advisor Class (PATFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free High Yield Fund

I Class (PTYIX)

This annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$52	0.51%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the continuing care/assisted living, industrial revenue, and other transportation subsectors. The portfolio’s longer-than-benchmark average duration profile contributed as yields declined across portions of the municipal yield curve, and interest income from the portfolio’s holdings was also beneficial.

  Conversely, positioning across key rates was the largest relative detractor. Specifically, modest underweights to two- and five-year municipal bonds and overweights in longer-maturity bonds hampered performance as yields declined more meaningfully for shorter maturities. Overweight allocations to the industrial revenue/pollution control and tobacco revenue subsectors also hampered performance, along with an underweight allocation to general obligation debt.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living and industrial revenue/pollution control revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	497,488	498,674	497,754
2/28/17	508,433	503,720	515,134
5/31/17	524,104	511,246	528,077
8/31/17	531,286	517,530	535,599
11/30/17	533,171	514,702	532,794
2/28/18	533,312	506,265	532,042
5/31/18	541,034	509,331	543,548
8/31/18	544,939	512,100	548,774
11/30/18	538,456	507,795	546,353
2/28/19	550,128	522,312	559,250
5/31/19	573,217	541,930	580,948
8/31/19	591,237	564,193	598,719
11/30/19	590,289	562,592	598,086
2/29/20	611,972	583,332	621,721
5/31/20	554,414	592,956	591,472
8/31/20	588,618	600,715	613,855
11/30/20	602,656	603,570	624,510
2/28/21	616,347	591,403	629,369
5/31/21	636,516	590,555	644,804
8/31/21	648,576	600,209	653,120
11/30/21	649,882	596,608	652,955
2/28/22	631,215	575,765	634,184
5/31/22	596,274	541,999	602,187
8/31/22	583,162	531,089	593,485
11/30/22	567,095	520,006	587,133
2/28/23	571,174	519,790	592,386
5/31/23	579,419	530,385	599,605
8/31/23	578,922	524,752	601,231
11/30/23	586,926	526,141	615,538
2/29/24	611,569	537,084	630,438
5/31/24	612,718	537,310	627,059
8/31/24	640,758	563,042	650,878
11/30/24	650,259	562,314	659,515
2/28/25	652,480	568,279	660,336
5/31/25	628,802	566,641	643,311
8/31/25	633,402	580,700	647,803
11/30/25	666,941	594,373	673,125
2/28/26	683,858	603,857	688,829

202501-4140694, 202603-5315124

F239-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Tax-Free High Yield Fund (I Class)	4.81%	2.10%	3.44%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	2.06
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.32	1.82	3.52

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,485,145
  Number of Portfolio Holdings1,030
  Investment Advisory Fees Paid (000s)$15,122
  Portfolio Turnover Rate18.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Puerto Rico	9.9%
California	7.7
Florida	6.0
Texas	6.0
Wisconsin	5.6
Pennsylvania	4.9
Ohio	4.6
Maryland	4.4
Illinois	4.1
Other	46.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.7%
Transportation	11.2
Education	9.3
Special Tax	8.9
Housing	8.7
Industrial & Pollution Control	6.9
General Obligations - State	4.1
General Obligations - Local	2.7
Water & Sewer	2.2
Other	24.3

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free High Yield Fund

I Class (PTYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield
Fund
–!
PATFX Tax-Free High Yield
Fund–
.
Advisor Class
PTYIX Tax-Free High Yield
Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11 .24 $ 10 .97 $ 10 .64 $ 12 .22 $ 12 .32
Investment activities
Net investment income
(1)(2)
0 .46 0 .42 0 .41 0 .41 0 .38
Net realized and unrealized
gain/loss 0 .04 0 .28 0 .32 ( 1 .58 ) ( 0 .10 )
Total from investment
activities 0 .50 0 .70 0 .73 ( 1 .17 ) 0 .28
Distributions
Net investment income ( 0 .45 ) ( 0 .43 ) ( 0 .40 ) ( 0 .40 ) ( 0 .38 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .45 ) ( 0 .43 ) ( 0 .40 ) ( 0 .41 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 11 .29 $ 11 .24 $ 10 .97 $ 10 .64 $ 12 .22
Ratios/Supplemental Data
Total return
(2)(3)
4 .67% 6 .45% 7 .05% ( 9 .64 ) % 2 .21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .74% 0 .76% 0 .76% 0 .72%
Net expenses after waivers/
payments by Price Associates 0 .65% 0 .67% 0 .67% 0 .67% 0 .63%
Net investment income 4 .20% 3 .79% 3 .81% 3 .68% 2 .99%
Portfolio turnover rate 18 .8% 14 .2% 11 .6% 19 .7% 11 .8%
Net assets, end of period (in
millions) $1,435 $1,458 $1,826 $1,949 $3,580
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11 .31 $ 11 .03 $ 10 .70 $ 12 .29 $ 12 .39
Investment activities
Net investment income
(1)(2)
0 .42 0 .39 0 .37 0 .38 0 .35
Net realized and unrealized
gain/loss 0 .04 0 .28 0 .32 ( 1 .59 ) ( 0 .11 )
Total from investment
activities 0 .46 0 .67 0 .69 ( 1 .21 ) 0 .24
Distributions
Net investment income ( 0 .41 ) ( 0 .39 ) ( 0 .36 ) ( 0 .37 ) ( 0 .34 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .41 ) ( 0 .39 ) ( 0 .36 ) ( 0 .38 ) ( 0 .34 )
NET ASSET VALUE
End of period $ 11 .36 $ 11 .31 $ 11 .03 $ 10 .70 $ 12 .29
Ratios/Supplemental Data
Total return
(2)(3)
4 .27% 6 .17% 6 .65% ( 9 .89 ) % 1 .90%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .02% 1 .08% 1 .12% 1 .03% 1 .03%
Net expenses after
waivers/payments by Price
Associates 1 .02% 1 .02% 1 .02% 0 .93% 0 .94%
Net investment income 3 .83% 3 .45% 3 .46% 3 .43% 2 .76%
Portfolio turnover rate 18 .8% 14 .2% 11 .6% 19 .7% 11 .8%
Net assets, end of period (in
thousands) $2,689 $3,287 $4,552 $5,322 $7,637
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11 .24 $ 10 .96 $ 10 .64 $ 12 .22 $ 12 .31
Investment activities
Net investment income
(1)(2)
0 .47 0 .44 0 .42 0 .42 0 .39
Net realized and unrealized
gain/loss 0 .05 0 .28 0 .31 ( 1 .58 ) ( 0 .09 )
Total from investment
activities 0 .52 0 .72 0 .73 ( 1 .16 ) 0 .30
Distributions
Net investment income ( 0 .47 ) ( 0 .44 ) ( 0 .41 ) ( 0 .41 ) ( 0 .39 )
Net realized gain — — — ( 0 .01 ) —
Total distributions ( 0 .47 ) ( 0 .44 ) ( 0 .41 ) ( 0 .42 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 11 .29 $ 11 .24 $ 10 .96 $ 10 .64 $ 12 .22
Ratios/Supplemental Data
Total return
(2)(3)
4 .81% 6 .69% 7 .07% ( 9 .51 ) % 2 .41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .51% 0 .60% 0 .65% 0 .62% 0 .60%
Net expenses after
waivers/payments by Price
Associates 0 .51% 0 .54% 0 .55% 0 .53% 0 .51%
Net investment income 4 .34% 3 .94% 3 .93% 3 .84% 3 .10%
Portfolio turnover rate 18 .8% 14 .2% 11 .6% 19 .7% 11 .8%
Net assets, end of period (in
millions) $2,047 $2,065 $1,509 $1,846 $1,942
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 58
United Airlines Holdings (1) — 33
Total Common Stocks (Cost $32) 91
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 3,753 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.1%
ALABAMA  2.3%
Alabama State Univ., 5.75%, 9/1/50 (4) 2,150 2,355
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 2,200 2,217
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,933
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,354
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,722
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  7,450 8,191
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  9,610 8,004
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 1/1/60  2,384 124
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,782
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (6) 3,675 3,641
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (6) 3,175 3,037
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,397
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 17,450 17,677
79,434
ARIZONA  2.2%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.16%, 1/1/37  2,080 2,065

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (5) 730 706
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (5) 1,265 1,049
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,056
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,472
Arizona IDA, Montanero Project, 6.75%, 12/1/55 (5)(6) 6,550 6,734
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (5) 5,445 4,931
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (5) 2,375 2,394
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (5) 3,970 3,796
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (5) 3,000 2,956
Arizona IDA, San Tan Charter School Projects, 6.875%,
2/1/65 (5) 8,000 8,073
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,576
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 795
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 469
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  3,175 3,044
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (5) 2,380 2,115
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (5) 5,285 4,047
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,445
Sierra Vista IDA, 5.00%, 6/15/54 (5) 5,375 4,725
Sierra Vista IDA, Wake Preparatory Academy, 6.25%, 6/15/50  4,450 4,509
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,745
Tempe IDA, Friendship Village of Tempe Project, Series A,
5.625%, 12/1/60  3,215 3,290
76,992
ARKANSAS  1.0%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (5)(6) 5,000 5,098
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (5)(6) 3,955 4,039
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (6) 7,365 7,424
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (5)(6) 5,000 5,436
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (5)(6) 5,000 5,394

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
7/1/26) (6) 7,875 7,913
35,304
CALIFORNIA  7.7%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,401
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,490 4,934
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (5) 22,370 14,671
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (5) 7,980 6,408
California Community Housing Agency, Senior Bonds Street
Flats, Series A-1, 3.00%, 2/1/57 (5) 1,800 1,249
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (5) 3,200 2,235
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (5) 23,060 18,409
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (5) 13,510 12,694
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,358 2,485
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (5) 3,025 3,028
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (5) 2,750 2,733
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (5) 1,515 1,402
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (5) 1,650 1,483
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (6) 4,605 4,139
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,785
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45  1,620 1,637
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/65  1,000 949
California PFA, Enso Village Project, 5.00%, 11/15/46 (5) 595 565
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (5) 9,020 9,722
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (5) 1,650 1,377
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (5) 1,500 1,068

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (5) 250 166
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 208
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 225
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 241
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 191
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,245
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 681
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 889
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,519
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 923
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,665
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 5,010
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,304
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (5) 2,375 2,388
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (5) 3,165 3,167
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (5) 8,120 8,124
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (5) 10,000 10,180
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,243
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,644
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 401
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (5) 5,975 5,624
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (5) 2,530 2,185
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (5) 2,830 2,590
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (5) 1,750 1,430
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (5) 6,207 4,839
CSCDA Community Improvement Auth., Mezzanine Lien
Sustainable Bonds, 4.00%, 2/1/57 (5) 2,500 1,936
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (5) 5,105 3,398

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (5) 8,485 6,206
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (5) 2,955 2,711
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (5) 2,500 1,801
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,391
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  268,725 28,650
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 10,069
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 237
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 323
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (6) 4,750 5,104
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.348%, 7/1/27  2,115 2,120
Oroville, Hosp., 5.25%, 4/1/54  1,485 1,025
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,169
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.50%, 7/1/55 (6) 3,300 3,549
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (6) 12,000 12,910
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (5) 850 896
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (5) 1,290 1,357
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (4) 1,560 1,787
267,310
COLORADO  4.0%
Aurora Crossroads Metropolitan Dist. No. 2, Series A-3, GO,
6.125%, 12/1/55  12,000 12,015
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,830
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  907 911
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,251
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,178 1,165
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (5) 3,500 3,500
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (4) 2,650 2,863
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (5) 1,070 1,065
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (5) 1,200 1,204

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (5) 11,135 11,796
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 504
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 611
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,144
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,552
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (5) 1,145 890
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (5) 2,350 1,699
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (5) 3,285 2,306
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,997
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,338
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 500
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,572
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,185 1,190
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (5) 3,600 3,604
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,232
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (5) 1,750 1,757
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,105
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,899 3,771
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (5) 2,800 2,709
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (5) 500 465
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (5) 5,270 4,541
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,115 3,296
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,397
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (5) 5,620 5,473
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,726
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 6,468
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,686
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 811
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,408
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 2,005
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (5) 2,000 2,021

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,040
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,674
Vail Home Partners, 5.75%, 10/1/45 (5) 415 433
Vail Home Partners, 5.875%, 10/1/55 (5) 2,720 2,792
Vail Home Partners, 6.00%, 10/1/64 (5) 4,580 4,714
141,031
CONNECTICUT  1.6%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (5) 1,060 1,049
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (5) 1,260 1,195
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,803
Connecticut State HEFA, Hartford Healthcare Issue, Series A,
5.50%, 7/1/51  5,000 5,421
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,735
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,322
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,011
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,297
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,065
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,441
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 8,122
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,157
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,578
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (7)(8) 23,166 5,792
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (5) 550 542
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (5) 2,715 2,365
54,895
DELAWARE  1.1%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 204
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,059
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,385
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 809
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,972
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,982
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,217

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (5) 3,825 3,908
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 971
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 910
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 5.00%, 6/1/51  1,350 1,224
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 208
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 898
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,243
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,227
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,690
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,445 6,483
37,390
DISTRICT OF COLUMBIA  2.1%
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 738
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 469
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 14,185
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 4,211
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,381
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,542
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,283
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,319
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,080
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,073
District of Columbia, Union Market Infrastructure Project,
3.75%, 6/1/31 (5) 900 884
District of Columbia, Union Market Infrastructure Project,
4.25%, 6/1/46 (5) 2,810 2,393
District of Columbia, Union Market Project, Series B, STEP,
6/1/41 (5) 1,600 1,047

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Union Market Project, Series B, STEP,
6/1/49 (5) 3,450 2,143
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 11,828
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (4) 10,135 6,742
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,880
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 925
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 2,167
74,290
FLORIDA  6.0%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(8) 59 1
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(8) 2,320 35
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.30%, 5/1/45  450 458
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  500 501
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,903
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 895
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (5) 1,750 1,764
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,445 6,447
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (6) 5,000 4,409
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 930
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 269
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,091
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 960
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,035
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (5) 5,000 5,206
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/54 (5) 575 532

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (5) 1,890 1,705
Capital Trust Agency, 4.00%, 6/15/51 (5) 2,735 2,073
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (5) 3,300 2,991
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (5) 6,450 6,298
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (5) 410 425
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (5) 655 672
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (5) 800 822
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (5) 2,550 2,346
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(8) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(8) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(8) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(8) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(8) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55  2,800 2,888
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  255 255
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,920 6,104
Firelight Community Dev. Dist., Series A, 6.125%, 5/1/55  2,375 2,440
Firethorn Community Dev. Dist., 5.60%, 5/1/55  800 802
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 2,450 2,487
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/55 (5) 2,475 2,554
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (5) 1,375 1,441
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,437
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,400
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (5)(6) 8,900 8,915
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (5) 2,495 2,457
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (5) 10,550 9,525
Florida Local Government Fin. Commission, The Sanctuary at
Village on the Isle Project, Series A, 11.00%, 12/22/30 (5) 4,750 4,942
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.875%, 11/15/64 (5) 6,300 6,637

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,075
Greater Orlando Aviation Auth., United Airlines Project, 5.50%,
11/1/37 (6) 1,375 1,507
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (5) 275 284
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (5) 1,500 1,523
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  780 810
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  890 910
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (5) 420 428
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (5) 1,200 1,213
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (5) 1,615 1,581
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 3,105
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,770
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (5) 9,095 7,949
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  3,400 3,423
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 696
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  905 951
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 770
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,395 1,475
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (5) 25 26
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (5) 110 112
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,923
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,655
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,158
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,326
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 6.00%, 5/1/56  4,030 4,183
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 813
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,385

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,090 1,110
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 563
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 1,018
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  745 775
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,285 1,314
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  5,000 5,490
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (5) 365 379
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.375%, 6/1/65 (5) 2,250 2,303
New Port Corners Community Dev. Dist., 5.50%, 6/15/55 (5) 700 702
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,245
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,641
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,165 1,196
Orange County HFA, 4.00%, 10/1/52  4,605 4,052
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,483
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,370 1,386
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  90 93
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 256
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 385
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  305 314
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  675 711
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,205 1,246
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (5) 1,540 1,585
Polk County IDA, Victory Ridge Academy Project, 6.00%,
6/15/55 (5) 4,005 4,021
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,102
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,038
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,460

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,973
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,371
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (5) 1,470 1,445
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 718
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,454
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (5) 500 506
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (5) 1,990 1,939
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,636
210,365
GEORGIA  3.9%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (6) 6,650 7,327
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(8) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(8) 15,200 6,840
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(8) 8,525 3,836
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (5) 13,542 12,333
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 5.00%, 7/1/35 (5) 1,000 1,066
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/45 (5) 5,395 5,744
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/50 (5) 2,100 2,199
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 280 280
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5)(9) 1,625 1,607
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5)(9) 3,360 3,146
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (5)(9) 4,250 3,733
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (5) 4,090 4,221
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,679
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (5) 2,375 2,270
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (5) 9,330 7,661

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (5) 2,730 2,689
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 5,070
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,105
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 1,220 1,206
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,211
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 2,645 2,746
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (5) 16,215 15,610
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 110 111
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (5) 1,215 1,236
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (5) 1,980 1,990
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (5) 1,215 1,220
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 3,007
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,848
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,942
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,206
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 1,445 1,456
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (5) 2,210 2,215
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (5) 8,705 7,968
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (5) 2,575 2,582
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (4) 3,000 3,082
134,725
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (6) 3,620 3,634
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (5) 4,700 4,841
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (5) 8,910 8,575
17,050

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
ILLINOIS  4.1%
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (4) 830 866
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (4) 900 935
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 11,613
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (4)(11) 11,245 10,031
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (6) 4,275 4,464
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,649
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,329
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 3,030
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,993
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,205
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6) 1,385 1,387
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 8,574
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,515
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,667
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (5) 1,000 1,085
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (5) 1,000 1,071
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (5) 1,195 1,231
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,083
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,216
Illinois Fin. Auth., Music & Dance Theater Chicago, 5.75%,
10/1/45 (5) 2,935 2,960
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
1.80%, 11/15/37  315 315
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,030 2,032
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,167
Illinois HDA, Series A, 4.875%, 4/1/50  4,305 4,355
Illinois HDA, Series A, 4.90%, 4/1/51  4,000 4,028
Illinois HDA, Series G, 6.25%, 10/1/52  935 1,005
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 36,222
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 6,955
Schaumburg Cook & DuPage Counties, North Schaumburg
Redev. Area Project, 6.125%, 12/30/38 (5) 1,950 1,985
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (5) 2,435 2,455

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (5) 6,420 5,977
143,400
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 1,405 1,392
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,819
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,121
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 437
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,585
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,388
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,357
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,651
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,284
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,979
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(6)(8) 9,846 1
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,844
Town of Whitestown, Bridle Oaks/Mills on Main Infra. Projects,
6.00%, 9/1/50 (5) 2,285 2,295
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 1,285 1,341
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (5)(6) 7,265 7,206
63,700
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  250 257
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.75%,
10/1/55  1,250 1,281
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,350 1,380
2,918
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,032
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 929
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 941
2,902

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KENTUCKY  1.8%
Henderson, Pratt Paper, Series A, 4.70%, 1/1/52 (5)(6) 1,500 1,432
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (5)(6) 1,945 1,966
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,986
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,253
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,786
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,343
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,202
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,145
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,588
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,068
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,432
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,112
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,165
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,233
Louisville & Jefferson County Metropolitan Gov't., Norton
Healthcare, VRDN, 1.95%, 10/1/53  5,560 5,560
63,271
LOUISIANA  0.9%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (5) 1,900 1,922
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (5) 2,220 2,198
Louisiana Public Fac. Auth., Acadiana Renaissance Charter
Academy Project, 6.15%, 6/15/55 (5) 5,500 5,645
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (6) 3,800 3,954
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (5)(6) 3,500 3,715
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 4,190 4,668
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (5) 4,235 4,683

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 5,485 6,115
32,900
MARYLAND  4.4%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,273
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,951
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (5) 4,325 3,908
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,503
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(6) 6,500 6,802
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,063
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 1,900 1,902
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 2,010 2,012
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  670 659
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,677
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,400 2,877
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 2,100 2,131
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (6) 13,765 13,786
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,746
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 808
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,247
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 828
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 851
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,129
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,531
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,510
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 478

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,214
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,197
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,352
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,772
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,286
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,295 1,306
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 391
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,655
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (5) 1,350 1,351
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (5) 1,980 1,980
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,215
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,615
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 803
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 315
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,483
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,706
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,947
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 403
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 403
Town of Chestertown, Washington College, 6.50%, 3/1/50  2,000 2,037
Town of Chestertown, Washington College, 6.50%, 3/1/55  2,000 2,023
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,372
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,444
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,660
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 914
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,270
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 6,291

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
151,963
MASSACHUSETTS  1.0%
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (4) 5,150 5,616
Massachusetts Dev. Fin. Agency, Mass General Brigham Issue,
Series G, VRDN, 1.50%, 7/1/61  12,500 12,500
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (5) 2,200 2,160
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (5) 1,100 1,066
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (5) 7,710 7,537
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 2,012
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (6) 2,755 2,524
33,415
MICHIGAN  1.0%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 796
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,517
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,939
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,687
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 950
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,976
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 815
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45  1,200 1,223
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
6.00%, 11/1/50  2,600 2,620
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,809
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,657
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,575
34,564

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MINNESOTA  0.5%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (5) 4,500 4,212
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (5) 400 408
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (5) 700 694
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (5) 1,250 1,246
Housing & Redev. Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.50%, 9/1/55  425 424
Housing & Redev. Auth. of The City of St. Paul Minnesota,
Nova Classical Academy Project, 5.625%, 9/1/65  700 701
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.625%, 11/1/45  700 719
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.875%, 11/1/65  1,500 1,523
Woodbury, Leadership Academy Project, Series A, 6.00%,
7/1/65  4,000 4,021
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (5) 1,210 1,160
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (5) 1,605 1,514
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 592
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 394
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 331
17,939
MISSISSIPPI  0.2%
Mississippi Business Fin., Chevron U.S.A. Project, Series B,
VRDN, 2.07%, 12/1/30  5,700 5,700
5,700
MISSOURI  1.7%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,204
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (5) 1,675 1,694
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (5) 1,250 1,225
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,596
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,347
Missouri HEFA, SSM Health Care, Series F, VRDN, 1.90%,
6/1/44  1,150 1,150
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,185
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,857
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,305
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 790
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 555

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,230
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,586
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  3,280 3,280
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  475 460
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 2,043
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,291
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,610 3,605
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,645
Taney County IDA, 6.00%, 10/1/49 (5) 3,500 3,515
58,563
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 550
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,489
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,530
11,569
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,218
1,218
NEVADA  0.5%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 327
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,592
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,292
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  935 959
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,115 1,116
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,200 1,180
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (5) 8,500 1,349
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (6) 4,175 4,309
19,124
NEW HAMPSHIRE  1.0%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,486 2,536
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (5) 21,875 12,147
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  1,612 1,607

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 3,245 2,710
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.924%, 7/20/40  2,575 2,448
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.182%, 5/20/42  1,550 1,441
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (5) 2,926 1,800
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (5) 1,245 1,262
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 690 695
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (5) 2,725 2,733
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 635
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 599
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,845
35,458
NEW JERSEY  1.5%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,429
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,508
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5) 1,000 970
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (6) 2,125 2,133
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  3,880 3,841
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,300 1,302
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,505
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 5,400 5,691
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (5)(6) 2,000 2,099
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,372
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (6) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (6) 1,385 1,385
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 729

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,113
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 2,033
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,364
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  7,715 7,633
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,123
51,220
NEW YORK  3.4%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (5) 1,135 1,136
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (5) 2,680 2,450
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (5) 830 743
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (5) 460 455
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(5) 425 408
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(5) 550 505
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(5) 1,980 1,597
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 650 616
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (5) 13,110 12,369
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,822
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,627
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 6,398
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,871
Nassau County IDA, EC, 5.00%, 1/1/58 (2) 13,414 —
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (12) 2,550 2,653
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (4) 5,250 4,177
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,770
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E-3, VRDN, 1.90%, 2/1/45  2,100 2,100

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (5) 1,000 1,004
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (5) 800 802
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (5) 800 800
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (5) 1,400 1,376
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 12,445 12,464
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (6) 3,005 3,110
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (4)(6) 5,920 6,076
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series B, STEP, 0.00%, 12/31/54 (4)(6) 2,540 1,712
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (6) 1,420 1,486
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (6) 2,535 2,672
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (6) 6,750 7,082
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (6) 9,905 10,127
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/55 (6) 2,450 2,615
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (6) 9,325 9,944
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (5)(13) 500 514
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.00%, 12/1/45 (5)(13) 250 258
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.375%, 12/1/55 (5)(13) 640 658
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 6.50%, 12/1/65 (5)(13) 1,200 1,236
119,633
NORTH CAROLINA  1.5%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 1.90%, 1/15/37  1,220 1,220
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,805
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(6) 9,515 10,045
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,575 1,636

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series 59-B, VRDN, 1.95%, 1/1/57  500 500
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,333
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 610
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,352
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,873
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,778
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,205 2,135
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 4,038
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 3,285
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 839
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 861
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 696
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 668
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,368
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 730
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 9,294
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,232
53,298
OHIO  4.6%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  71,485 59,026
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,373
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  11,205 11,245
Columbus-Franklin County Fin. Auth., Silver Birch of Columbus
Project, Series A, 6.05%, 1/1/46 (5) 1,675 1,713
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,572

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,165
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,752
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 12,704
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (5) 3,050 3,254
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,721
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,890
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,146
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,118
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,956
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 1,045
Ohio, Series A, 4.00%, 1/15/38  845 858
Ohio, Series A, 4.00%, 1/15/39  1,585 1,604
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (5)(6) 16,000 14,902
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 1.95%, 1/1/43  2,185 2,185
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  2,830 2,933
Ohio Housing Fin. Agency, Green Oaks of Holland Project,
Series A, 6.30%, 1/1/45  3,225 3,343
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (5) 1,800 1,913
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 4,000 4,015
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (5) 1,365 1,435
Ohio Housing Fin. Agency, Silver Birch of Cuyahoga Falls
Project, Series A, 6.25%, 1/1/45 (5) 4,340 4,562
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,481
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,763
158,674
OKLAHOMA  1.1%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,510
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (5) 1,825 1,798
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (5) 1,400 1,405
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 3,314
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 65
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,458
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,020

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,499
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,748
37,817
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 403
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 401
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,084
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,123
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,880
4,891
PENNSYLVANIA  4.9%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 255
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 286
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (5) 5,830 6,065
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 2,750 2,805
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (5) 4,975 5,033
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 7,540 7,644
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (5) 7,125 7,171
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (5) 2,500 2,612
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 5,019
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 6/30/44  18,301 13,557
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,649
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,761
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (5) 2,425 2,425
Chester County IDA, Collegium Charter School Project,
Series A, 5.25%, 10/15/47  1,550 1,427
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  1,470 1,471

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (5) 3,140 3,178
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (5) 3,790 3,775
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (5) 3,330 3,270
Doylestown Hosp. Auth., 5.375%, 7/1/39 (5) 2,075 2,304
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 947
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 954
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 990
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 790
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,094
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,772
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,335
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 6,755 7,408
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6) 6,905 6,910
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (6) 3,155 3,460
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (6) 1,840 2,009
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (6) 1,840 1,977
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (6) 10,865 11,491
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (6) 7,800 8,290
Pennsylvania Economic DFA, The PennDOT Major Bridges
Package One Project, 5.25%, 6/30/53 (6) 4,060 4,128
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.278%, 7/1/39 (4) 6,650 6,353
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (4) 10,000 9,474
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,817
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,040
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 806
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,500
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,682
170,134

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  9.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 24,666 16,835
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 24,943 17,273
Puerto Rico Commonwealth, GO, VR, 0.00%, 11/1/51 (14) 32,398 20,006
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (5) 1,105 1,153
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (5) 2,740 2,842
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (5) 2,865 3,015
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 10,000 10,662
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 9,495 9,918
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (5) 6,765 7,109
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 10,000 10,018
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (5) 9,115 8,213
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (5) 8,520 8,892
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 6,122
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 11,232
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 9,094
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,807
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  15,967 15,476
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  4,450 4,012
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  4,406 4,509
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,166 3,517
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(8) 4,780 3,185
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(8) 95 63
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(8) 8,215 5,473
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (1)(8) 1,000 666
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(8) 1,145 763

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(8) 3,955 2,635
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(8) 1,605 1,071
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(8) 135 90
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(8) 1,600 1,066
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(8) 2,300 1,532
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(8) 2,745 1,829
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (5) 4,300 2,768
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(8) 470 314
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(8) 1,810 1,208
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(8) 610 407
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(8) 730 486
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(8) 95 63
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(8) 455 303
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(8) 390 260
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(8) 3,955 2,635
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(8) 235 157
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(8) 3,541 2,359
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(8) 790 526
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(8) 1,135 756
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(8) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(8) 195 130
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(8) 1,960 1,308
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(8) 155 103

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(8) 1,460 975
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(8) 420 280
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(8) 169 113
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(8) 3,820 2,545
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,009 2,022
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  10,826 10,535
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  37,307 36,540
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,000 4,505
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,742
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  166,265 59,505
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,215
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,129
344,040
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(8) 9,960 3,884
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,965
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 2,095
9,944
SOUTH CAROLINA  0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  4,284 3,104
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 9,078
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,394 7,033
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,244 1,382
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 1,982
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,432 66
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  4,100 4,115
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.25%, 8/15/65 (5) 2,000 2,094

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  2,900 2,915
31,769
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,139
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,219
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,084
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,553
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,211
10,206
TENNESSEE  0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,181
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 4,825 4,671
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (9) 2,600 2,657
Metropolitan Gov't. Nashville & Davidson County Health & Ed.
Fac. Board, 5.25%, 5/1/53  3,850 3,983
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (6) 2,680 2,818
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (5) 1,500 1,455
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 395
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 905
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,419
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  5,195 5,255
26,739
TEXAS  6.0%
Anna, Sherley Farms Public Improvement, 5.35%, 9/15/46 (5)
(13) 1,000 1,002
Anna, Sherley Farms Public Improvement, 5.70%, 9/15/56 (5)
(13) 1,350 1,354
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (5) 1,320 1,203
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.75%,
6/15/55 (5) 8,400 8,541
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 712
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,661

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,321
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,674
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,495
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,826
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 398
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 917
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,793
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,530
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (6) 3,000 3,129
Brooks Dev. Auth., 5.875%, 8/15/52 (5) 5,360 5,203
Brooks Dev. Auth., Senior Lien, Series A, 5.50%, 8/15/52 (5) 3,400 3,408
Celina, Public Improvement, 4.50%, 9/1/31 (5) 750 767
Celina, Public Improvement, 5.125%, 9/1/44 (5) 1,500 1,537
Celina, Public Improvement, 5.50%, 9/1/54 (5) 1,500 1,536
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.25%,
2/15/49  3,300 3,465
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (5) 230 211
Conroe Local Gov't., Convention Center Hotel, 5.00%,
10/1/50 (5) 1,375 1,118
Corpus Christi, 6.125%, 9/15/44  1,000 1,020
Corpus Christi, 6.50%, 9/15/54  1,500 1,510
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,163
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (5) 2,065 2,123
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (5) 982 1,018
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (5) 1,600 1,656
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,956
Friendswood, 7.00%, 9/15/54  2,750 2,778
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 415
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,355
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 1,000

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 841
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 822
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (6) 4,300 4,729
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (6) 4,100 4,492
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (6) 1,620 1,532
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (6) 3,955 3,739
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,111
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,336
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,305
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 5,082
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,646
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (5)(6) 7,470 7,500
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 436
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 451
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 441
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,111
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,031
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,097
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,106
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,517
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes
Project, 5.375%, 1/1/55  2,000 2,014
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(7) 5,804 2,496
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 3,049
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 5.25%, 7/1/32  625 641
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  2,575 2,706
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 7.125%, 7/1/56  1,375 1,413
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 393
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 710

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 675
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 802
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 376
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 801
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 801
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,198
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,627
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,471
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 900 770
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 3,820 3,615
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (5)(6) 10,755 8,443
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (5)(6) 2,000 1,927
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (5) 200 210
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (5) 420 429
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (5) 700 704
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (5) 1,015 1,037
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (5) 3,000 3,021
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series D, VRDN, 1.60%, 11/15/63  3,700 3,700
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(8) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(8) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,716
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 10,221
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (6) 3,000 2,998

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (6) 13,150 13,646
209,207
UTAH  2.4%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (5) 9,325 9,441
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (5) 1,125 1,160
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (5) 3,607 3,718
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (5) 500 508
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (5) 1,175 1,175
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (5) 2,540 2,541
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (5) 1,240 1,295
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (5) 2,150 2,217
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,738
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,343
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,375
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,271
Panorama Public Infrastructure Dist. No. 1, Series A, GO,
6.25%, 3/1/55 (5) 2,150 2,179
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  950 996
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  6,910 7,212
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-2,
STEP, 3/1/55  500 409
Ridges Estates Infrastructure Fin. Dist., Alpine Hollow
Assessment Area, 6.25%, 12/1/53 (5) 5,350 5,545
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (6) 5,605 5,775
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (5) 5,216 5,273
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (5) 3,920 3,942
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (5) 7,200 7,483
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (5) 10,115 9,394
83,990

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGIN ISLANDS  0.3%
Virgin Islands Hotel Dev. Fin., Senior Lien, Frenchman's Reef
Hotel, Series A-1, 6.00%, 12/1/55  10,750 10,786
10,786
VIRGINIA  2.0%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,787
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (4) 1,050 919
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,712
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  2,925 2,928
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,988
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,380
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,449
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 795
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,061
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  2,000 1,696
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,558
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (5) 4,750 3,611
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 1,090 1,020
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (5) 1,700 1,486
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 3,750 3,475
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (5) 1,000 857
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (5) 2,460 1,870
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 1.90%, 7/1/37  1,165 1,165
Virginia HDA, Series E, 4.90%, 10/1/50  1,695 1,697
Virginia HDA, Series E, 4.95%, 10/1/55  1,450 1,470
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 6,500 5,770
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (6) 3,000 2,556

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (6) 3,080 3,127
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (6) 2,150 2,162
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (6) 2,200 2,193
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (6) 3,000 3,045
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (6) 4,480 4,465
70,242
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,105
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,017
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (5) 4,500 4,609
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (5) 830 714
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (5) 2,300 1,729
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (5) 920 654
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (5) 135 136
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (5) 225 228
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (5) 650 655
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (5) 1,660 1,563
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (5) 2,575 2,498
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (5) 5,330 4,945
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,611
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/49  2,000 2,023
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  8,835 8,816
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,221 1,180
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/1/50  3,689 3,729

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,745 2,724
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (5) 4,925 4,498
50,434
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (5) 1,640 1,544
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (5) 1,100 1,113
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (5) 1,940 1,971
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (5) 1,940 1,966
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,030
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,245
8,869
WISCONSIN  5.6%
PFA, 5.00%, 2/1/64  1,500 1,409
PFA, Series A, 5.00%, 12/15/44 (5) 690 683
PFA, Series A, 5.00%, 12/15/54 (5) 2,000 1,873
PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 3,955 3,957
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,981
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (5) 1,000 1,037
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (5) 1,650 1,685
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (5) 1,850 1,889
PFA, Cherokee Classical Academy Project, Series A, 6.50%,
6/15/45 (5) 325 330
PFA, Cherokee Classical Academy Project, Series A, 6.75%,
6/15/55 (5) 500 503
PFA, Cherokee Classical Academy Project, Series A, 7.00%,
6/15/65 (5) 1,100 1,115
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (5) 4,000 3,986
PFA, Church Home of Hartford, 5.00%, 9/1/30 (5) 630 631
PFA, Church Home of Hartford, 5.00%, 9/1/38 (5) 1,365 1,366
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (5) 475 467
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (5) 790 763
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (5) 3,650 3,095
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (5) 2,085 1,831
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (5) 535 536
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (5) 2,515 2,479
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 981 983
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (5) 1,250 1,160

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (5) 700 638
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (5) 220 220
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (5) 560 561
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (5) 1,145 1,001
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (5) 325 342
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (5) 100 104
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (5) 375 391
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (6) 17,315 18,135
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (6) 8,750 9,151
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 3,375 3,755
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (6) 11,525 12,814
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,835
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,318
PFA, Heritage Bend Project, Zero Coupon, RAN, 12/15/42 (5) 25,000 7,877
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (5) 435 440
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (5) 965 966
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (5) 1,820 1,780
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/55 (5) 400 414
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.125%, 12/15/60 (5) 1,375 1,428
PFA, Million Air Three General Aviation Fac. Project, Series B,
7.00%, 9/1/54 (5)(6) 6,050 6,424
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,534
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,204
PFA, National Gypsum, 4.00%, 8/1/35 (6) 16,170 16,173
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (5) 4,520 2,834
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (5)(8) 2,090 1,012
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (5) 2,938 2,944
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (5) 5,055 4,597
PFA, Sky Harbour Capital, VRDN, 6.00%, 7/1/60 (Tender
1/1/31) (5)(6) 8,195 8,390
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (6) 5,150 5,007

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (6) 12,930 11,054
PFA, Southminster, 5.00%, 10/1/43 (5) 1,780 1,797
PFA, Southminster, 5.00%, 10/1/48 (5) 1,585 1,544
PFA, Southminster, 5.00%, 10/1/53 (5) 4,560 4,335
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (5) 2,190 1,665
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (5) 1,215 871
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (5) 4,385 3,517
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 892
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,315
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 965
Wisconsin HEFA, Chiara Housing and Services, 6.00%, 7/1/60  6,930 7,036
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,697
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 617
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 588
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 454
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.00%, 11/1/50  2,750 2,781
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.05%, 11/1/55  2,000 2,039
194,870
Total Municipal Securities (Cost $3,539,992) 3,454,153
Total Investments in Securities
99.1% of Net Assets
(Cost $3,540,024) $ 3,454,244
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(4) Insured by Assured Guaranty Incorporated

T. ROWE PRICE Tax-Free High Yield Fund

.
.
.
.
.
.
.
.
.
.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,027,681 and represents 29.5% of net assets.
(6) Interest subject to alternative minimum tax.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Financial Guaranty Insurance Company
(12) Prerefunded date is used in determining portfolio maturity.
(13) When-issued security
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,540,024) $ 3,454,244
Interest receivable 37,276
Receivable for shares sold 7,778
Receivable for investment securities sold 1,145
Cash 15
Other assets 85
Total assets 3,500,543
Liabilities
Payable for investment securities purchased 7,121
Payable for shares redeemed 3,534
Investment management fees payable 1,197
Due to affiliates 86
Payable to directors 2
Other liabilities 3,458
Total liabilities 15,398
NET ASSETS $ 3,485,145

T. ROWE PRICE Tax-Free High Yield Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (310,844)
Paid-in capital applicable to 308,646,511 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,795,989
NET ASSETS $ 3,485,145
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,435,060; Shares outstanding:
127,077,857) $ 11.29
Advisor Class
(Net assets: $2,689; Shares outstanding: 236,704) $ 11.36
I Class
(Net assets: $2,047,396; Shares outstanding:
181,331,950) $ 11.29

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 161,657
Expenses
Investment management 15,122
Shareholder servicing
Investor Class $ 2,135
Advisor Class 7
I Class 385 2,527
Rule 12b-1 fees
Advisor Class 7
Prospectus and shareholder reports
Investor Class 20
Advisor Class 1
I Class 17 38
Legal and audit 382
Interest 371
Custody and accounting 263
Registration 165
Directors 10
Miscellaneous 119
Total expenses 19,004
Net investment income 142,653
Realized and Unrealized Gain / Loss –
Net realized loss on securities (58,807)
Change in net unrealized gain / loss on securities 66,520
Net realized and unrealized gain / loss 7,713
INCREASE IN NET ASSETS FROM OPERATIONS $ 150,366

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . .. . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 142,653 $ 131,520
Net realized loss (58,807) (27,067)
Change in net unrealized gain / loss 66,520 109,126
Increase in net assets from operations 150,366 213,579
Distributions to shareholders
Net earnings
Investor Class (57,105) (64,168)
Advisor Class (112) (135)
I Class (83,352) (67,540)
Decrease in net assets from distributions (140,569) (131,843)
Capital share transactions
*
Shares sold
Investor Class 307,728 345,727
Advisor Class 77 314
I Class 431,345 790,133
Distributions reinvested
Investor Class 51,637 51,691
Advisor Class 111 135
I Class 43,128 42,717
Shares redeemed
Investor Class (386,211) (808,414)
Advisor Class (785) (1,818)
I Class (498,372) (315,227)
Increase (decrease) in net assets from capital
share transactions (51,342) 105,258

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Net Assets
Increase (decrease) during period (41,545) 186,994
Beginning of period 3,526,690 3,339,696
End of period $ 3,485,145 $ 3,526,690
*Share information (000s)
Shares sold
Investor Class 28,095 31,063
Advisor Class 7 28
I Class 39,516 70,712
Distributions reinvested
Investor Class 4,719 4,643
Advisor Class 10 12
I Class 3,941 3,836
Shares redeemed
Investor Class (35,477) (72,490)
Advisor Class (71) (162)
I Class (45,918) (28,374)
Increase (decrease) in shares outstanding (5,178) 9,268

T. ROWE PRICE Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund (Investor Class), the Tax-Free High Yield
Fund–Advisor Class (Advisor Class) and the Tax-Free High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free High Yield Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s

T. ROWE PRICE Tax-Free High Yield Fund

Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When

T. ROWE PRICE Tax-Free High Yield Fund

valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 91 $ — $ — $ 91
Corporate Bonds — — — —
Municipal Securities — 3,454,153 — 3,454,153
Total $ 91 $ 3,454,153 $ — $ 3,454,244

T. ROWE PRICE Tax-Free High Yield Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $620,034,000 and
$704,379,000, respectively, for the year ended February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and differences between book/tax amortization policies.

T. ROWE PRICE Tax-Free High Yield Fund

The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 747 $ 2,200
Tax-exempt income 139,822 129,643
Total distributions $ 140,569 $ 131,843
($000s)
Cost of investments $ 3,514,226
Unrealized appreciation $ 103,700
Unrealized depreciation (163,682)
Net unrealized appreciation (depreciation) $ (59,982)
($000s)
Undistributed ordinary income $ 177
Undistributed tax-exempt income 5,427
Net unrealized appreciation (depreciation) (59,982)
Loss carryforwards and deferrals (256,466)
Total distributable earnings (loss) $ (310,844)

T. ROWE PRICE Tax-Free High Yield Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.17%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Tax-Free High Yield Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $861,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.80% 1.05% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free High Yield Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to

T. ROWE PRICE Tax-Free High Yield Fund

them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At February 28, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Tax-Free High Yield Fund, Inc.
and Shareholders of T. Rowe Price Tax-Free High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free High Yield Fund
(constituting T. Rowe Price Tax-Free High Yield Fund, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $139,277,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

   (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026